Income Taxes Reconciliation of Income Tax Satutory Rate (Details) (USD $) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2013		Dec. 31, 2012		Dec. 31, 2011
Effective Income Tax Rate Reconciliation, at Federal Statutory Income Tax Rate	35.00%
Income tax expense (benefit) at U.S. statutory rate of 35 percent	$ (172)		$ (4)
Effective Income Tax Rate Reconciliation, Nondeductible Expense, Impairment Losses, Amount	241		0
Effective Income Tax Rate Reconciliation, Nondeductible Expense, Share-based Compensation Cost, Amount	0		28
State income taxes (net of federal income tax effects)	41		11
Other	(17)		19
Total income tax expense from continuing operations	93		54		17
Corporate Subsidiaries [Member]
Income tax expense (benefit) at U.S. statutory rate of 35 percent	(172)	[1]	(4)	[1]
Effective Income Tax Rate Reconciliation, Nondeductible Expense, Impairment Losses, Amount	241		0
Effective Income Tax Rate Reconciliation, Nondeductible Expense, Share-based Compensation Cost, Amount	0	[1]	28	[1]
State income taxes (net of federal income tax effects)	31	[1]	9	[1]
Other	(16)	[1]	19	[1]
Total income tax expense from continuing operations	84	[2]	52	[2]
Partnership [Member]
Income tax expense (benefit) at U.S. statutory rate of 35 percent	0	[2]	0	[2]
Effective Income Tax Rate Reconciliation, Nondeductible Expense, Impairment Losses, Amount	0		0
Effective Income Tax Rate Reconciliation, Nondeductible Expense, Share-based Compensation Cost, Amount	0	[2]	0	[2]
State income taxes (net of federal income tax effects)	10	[2]	2	[2]
Other	(1)	[2]	0	[2]
Total income tax expense from continuing operations	$ 9	[2]	$ 2	[2]

[1]	December 31, 2013 December 31, 2012 Corporate Subsidiaries(1) Partnership(2) Consolidated Corporate Subsidiaries(1) Partnership(2) ConsolidatedIncome tax expense (benefit) at U.S. statutory rate of 35 percent$(172) $— $(172) $(4) $— $(4)Increase (reduction) in income taxes resulting from: Nondeductible goodwill241 — 241 — — —Nondeductible executive compensation— — — 28 — 28State income taxes (net of federal income tax effects)31 10 41 9 2 11Other(16) (1) (17) 19 — 19Income tax from continuing operations$84 $9 $93 $52 $2 $54
[2]	Includes Holdco, Oasis Pipeline Company, Pueblo, Inland Corporation, Mid-Valley Pipeline Company and West Texas Gulf Pipeline Company. The latter three entities were acquired in the Sunoco Merger. Holdco, which was formed via the Sunoco Merger and the Holdco Transaction (see Note 3), includes Sunoco and Southern Union and their subsidiaries. ETE held a 60% interest in Holdco until April 30, 2013. Subsequent to the Holdco Acquisition (see Note 3) on April 30, 2013, ETP owns 100% of Holdco.(2) Includes ETE and its respective subsidiaries that are classified as pass-through entities for federal income tax purposes.